United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3352

(Investment Company Act File Number)

Federated Government Income Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 01/31/16

Date of Reporting Period: Six months ended 07/31/15

Item 1. Reports to Stockholders

Semi-Annual Shareholder Report
July 31, 2015
Share Class	Ticker
Institutional	FICMX
Service	FITSX

Federated Government Income Trust

Not FDIC Insured • May Lose Value • No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At July 31, 2015, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	104.8%
Repurchase Agreements—Collateral[2]	20.9%
Other Security Types[3,4]	0.0%
Derivative Contracts[4,5]	(0.0)%
Other Assets and Liabilities—Net[6]	(25.7)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the principal types of securities in which the Fund invests.
2	Includes repurchase agreements purchased with cash collateral or proceeds received in securities lending and/or dollar-roll transactions, as well as cash covering when-issued and delayed-delivery transactions.
3	Other security types include purchased put options.
4	Represents less than 0.1%.
5	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
6	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
July 31, 2015 (unaudited)
Principal Amount, Shares or Contracts			Value
		MORTGAGE-BACKED SECURITIES—97.9%[1]
		Federal Home Loan Mortgage Corporation—26.0%
$18,101,856		3.000%, 3/1/2028 - 5/1/2045	$18,498,881
51,665,243	[2]	3.500%, 11/1/2025 - 8/1/2045	53,677,935
27,037,682	[2]	4.000%, 8/1/2025 - 8/1/2045	28,735,283
13,053,144		4.500%, 6/1/2019 - 9/1/2040	14,081,552
10,166,805		5.000%, 8/1/2023 - 12/1/2039	11,211,436
6,468,934		5.500%, 12/1/2021 - 1/1/2039	7,231,554
2,588,655		6.000%, 4/1/2036 - 9/1/2038	2,953,402
89,556		6.500%, 9/1/2029	103,304
603,688		7.000%, 2/1/2031 - 3/1/2032	705,322
631,434		7.500%, 2/1/2027 - 2/1/2031	743,321
1,039		9.500%, 9/1/2016	1,074
		TOTAL	137,943,064
		Federal National Mortgage Association—40.0%
5,362,601		2.500%, 8/1/2027 - 4/1/2028	5,487,966
73,558,968	[2]	3.000%, 6/1/2027 - 8/1/2045	74,876,625
32,020,646		3.500%, 1/1/2026 - 12/1/2042	33,403,874
52,162,414		4.000%, 12/1/2031 - 12/1/2042	55,981,321
18,177,037	[2]	4.500%, 9/1/2041 - 8/1/2045	19,830,203
6,774,471		5.000%, 10/1/2023 - 1/1/2040	7,483,517
5,339,470		5.500%, 9/1/2034 - 9/1/2037	6,024,807
4,508,579		6.000%, 6/1/2016 - 10/1/2038	5,176,433
2,651,352		6.500%, 12/1/2027 - 9/1/2037	3,059,026
295,468		7.000%, 7/1/2029 - 2/1/2032	346,260
109,405		7.500%, 7/1/2028 - 8/1/2031	127,297
174,027		8.000%, 12/1/2026	207,904
28,861		10.000%, 2/1/2017 - 11/1/2021	33,421
6,887		10.500%, 12/1/2019 - 4/1/2022	7,610
		TOTAL	212,046,264
		Government National Mortgage Association—31.9%
25,000,000	[2]	3.000%, 8/20/2045	25,443,360
36,116,808	[2]	3.500%, 12/15/2040 - 8/20/2045	37,846,797
28,604,071		4.000%, 3/15/2042 - 3/15/2043	30,609,055
21,765,756		4.500%, 6/15/2040 - 2/15/2042	23,877,500
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		MORTGAGE-BACKED SECURITIES—continued[1]
		Government National Mortgage Association—continued
$21,262,344		5.000%, 10/15/2033 - 10/15/2041	$23,727,523
7,696,026		5.500%, 7/20/2033 - 11/20/2038	8,654,564
9,076,733		6.000%, 8/15/2031 - 7/20/2038	10,352,994
860,262		6.500%, 5/15/2027 - 10/20/2038	991,630
3,089,454		7.000%, 6/15/2026 - 1/15/2033	3,636,405
2,344,560		7.500%, 11/15/2027 - 5/15/2032	2,805,041
1,048,337		8.000%, 11/15/2023 - 8/15/2032	1,263,347
75,859		8.500%, 6/15/2030	93,036
		TOTAL	169,301,252
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $509,479,169)	519,290,580
		COLLATERALIZED MORTGAGE OBLIGATIONS—6.9%
		Government National Mortgage Association—6.9%
19,913,802	[3]	REMIC 2010-H03 FA, 0.736%, 3/20/2060	20,001,184
7,562,815	[3]	REMIC 2013-H15 FA, 0.723%, 6/20/2063	7,605,507
8,947,457	[3]	REMIC 2013-H19 FB, 0.783%, 8/20/2063	9,005,204
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $36,497,319)	36,611,895
		PURCHASED PUT OPTION—0.0%
90		United States Treasury Note 10-Year Future, Strike Price: $123.00, Expiration Date: 11/21/2015 (IDENTIFIED COST $38,172)	29,531
		REPURCHASE AGREEMENTS—20.9%
30,692,000	[3]	Interest in $580,000,000 joint repurchase agreement 0.15%, dated 7/31/2015 under which Bank of America, N.A. will repurchase securities provided as collateral for $580,007,250 on 8/3/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 5/1/2042 and the market value of those underlying securities was $591,607,395.	30,692,000
30,000,000	[3,4]	Interest in $500,000,000 joint repurchase agreement 0.08%, dated 7/14/2015 under which J.P. Morgan Securities LLC will repurchase securities provided as collateral for $500,033,333 on 8/13/2015. The securities provided as collateral at the end of the period held with JPMorgan Chase as tri-party agent, were U.S. Treasury securities with various maturities to 4/15/2020 and the market value of those underlying securities was $510,020,055.	30,000,000
Semi-Annual Shareholder Report

Principal Amount, Shares or Contracts			Value
		REPURCHASE AGREEMENTS—continued
$50,000,000	[3,4]	Interest in $300,000,000 joint repurchase agreement 0.10%, dated 7/14/2015 under which RBC Capital Markets, LLC will repurchase securities provided as collateral for $300,025,000 on 8/13/2015. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 8/25/2045 and the market value of those underlying securities was $309,016,775.	$50,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	110,692,000
		TOTAL INVESTMENTS—125.7% (IDENTIFIED COST $656,706,660)[5]	666,624,006
		OTHER ASSETS AND LIABILITIES - NET—(25.7)%[6]	(136,400,944)
		TOTAL NET ASSETS—100%	$530,223,062
At July 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[7]United States Treasury Notes 10 Year Short Futures	195	$24,850,313	September 2015	$(119,285)
[7]United States Treasury Ultra Bond Short Futures	5	$797,656	September 2015	$(2,824)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(122,109)
Unrealized Depreciation on Futures Contracts is included in “Other Assets and
Liabilities—Net.”
1	Due to monthly principal payments, the average lives of the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association securities approximates one to ten years.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
5	The cost of investments for federal tax purposes amounts to $659,163,158.
6	Assets, other than investment in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of July 31, 2015.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2015.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$519,290,580	$—	$519,290,580
Collateralized Mortgage Obligations	—	36,611,895	—	36,611,895
Purchased Put Option	—	29,531	—	29,531
Repurchase Agreements	—	110,692,000	—	110,692,000
TOTAL SECURITIES	$—	$666,624,006	$—	$666,624,006
OTHER FINANCIAL INSTRUMENTS*	$(122,109)	$—	$—	$(122,109)
*	Other financial instruments include futures contracts.
The following acronym is used throughout this portfolio:
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2015	Year Ended January 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.44	$10.28	$10.54	$10.70	$10.55	$10.69
Income From Investment Operations:
Net investment income	0.09[1]	0.25[1]	0.24[1]	0.28[1]	0.34[1]	0.37[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	0.19	(0.23)	(0.12)	0.21	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.01	0.44	0.01	0.16	0.55	0.28
Less Distributions:
Distributions from net investment income	(0.12)	(0.28)	(0.27)	(0.32)	(0.40)	(0.42)
Net Asset Value, End of Period	$10.33	$10.44	$10.28	$10.54	$10.70	$10.55
Total Return[2]	0.14%	4.31%	0.12%	1.53%	5.29%	2.68%
Ratios to Average Net Assets:
Net expenses	0.62%[3]	0.62%	0.62%	0.62%	0.62%	0.62%
Net investment income	1.68%[3]	2.40%	2.28%	2.58%	3.19%	3.45%
Expense waiver/reimbursement[4]	0.07%[3]	0.09%	0.08%	0.07%	0.08%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$470,535	$495,495	$347,131	$467,918	$496,274	$539,486
Portfolio turnover	158%	153%	178%	207%	171%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	54%	68%	51%	38%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 7/31/2015	Year Ended January 31,
		2015	2014	2013	2012	2011
Net Asset Value, Beginning of Period	$10.44	$10.28	$10.54	$10.70	$10.55	$10.69
Income From Investment Operations:
Net investment income	0.08[1]	0.23[1]	0.22[1]	0.26[1]	0.32[1]	0.35[1]
Net realized and unrealized gain (loss) on investments and futures contracts	(0.08)	0.19	(0.23)	(0.12)	0.21	(0.09)
TOTAL FROM INVESTMENT OPERATIONS	0.00	0.42	(0.01)	0.14	0.53	0.26
Less Distributions:
Distributions from net investment income	(0.11)	(0.26)	(0.25)	(0.30)	(0.38)	(0.40)
Net Asset Value, End of Period	$10.33	$10.44	$10.28	$10.54	$10.70	$10.55
Total Return[2]	0.04%	4.11%	(0.06)%	1.33%	5.09%	2.49%
Ratios to Average Net Assets:
Net expenses	0.82%[3]	0.82%	0.82%	0.82%	0.82%	0.81%
Net investment income	1.48%[3]	2.22%	2.08%	2.40%	3.00%	3.27%
Expense waiver/reimbursement[4]	0.03%[3]	0.02%	0.00%	0.00%[5]	0.01%	0.01%
Supplemental Data:
Net assets, end of period (000 omitted)	$59,688	$63,715	$27,209	$37,172	$47,648	$65,163
Portfolio turnover	158%	153%	178%	207%	171%	156%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	8%	54%	68%	51%	38%	37%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
5	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
July 31, 2015 (unaudited)
Assets:
Investment in repurchase agreements	$110,692,000
Investment in securities	555,932,006
Total investment in securities, at value (identified cost $656,706,660)		$666,624,006
Cash		406
Restricted cash (Note 2)		281,882
Income receivable		1,404,610
Receivable for shares sold		105,501
TOTAL ASSETS		668,416,405
Liabilities:
Payable for investments purchased	137,211,679
Payable for shares redeemed	552,251
Payable for daily variation margin	120,067
Income distribution payable	186,416
Payable to adviser (Note 5)	1,087
Payable for Directors'/Trustees' fees (Note 5)	172
Payable for other service fees (Notes 2 and 5)	56,197
Accrued expenses (Note 5)	65,474
TOTAL LIABILITIES		138,193,343
Net assets for 51,329,312 shares outstanding		$530,223,062
Net Assets Consist of:
Paid-in capital		$533,279,902
Net unrealized appreciation of investments and futures contracts		9,795,237
Accumulated net realized loss on investments and futures contracts		(10,895,536)
Distributions in excess of net investment income		(1,956,541)
TOTAL NET ASSETS		$530,223,062
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$470,534,661 ÷ 45,551,134 shares outstanding, no par value, unlimited shares authorized		$10.33
Service Shares:
$59,688,401 ÷ 5,778,178 shares outstanding, no par value, unlimited shares authorized		$10.33
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended July 31, 2015 (unaudited)
Investment Income:
Interest		$6,219,964
Expenses:
Investment adviser fee (Note 5)	$1,077,999
Administrative fee (Note 5)	210,884
Custodian fees	23,157
Transfer agent fee	161,663
Directors'/Trustees' fees (Note 5)	4,338
Auditing fees	13,117
Legal fees	5,009
Portfolio accounting fees	83,675
Other service fees (Notes 2 and 5)	288,181
Share registration costs	22,395
Printing and postage	21,225
Miscellaneous (Note 5)	7,452
TOTAL EXPENSES	1,919,095
Reimbursement of other operating expenses (Notes 2 and 5)	(174,323)
Net expenses		1,744,772
Net investment income		4,475,192
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments		(1,023,426)
Net realized loss on futures contracts		(43,497)
Net change in unrealized appreciation of investments		(3,787,747)
Net change in unrealized depreciation of futures contracts		1,120,044
Net realized and unrealized loss on investments and futures contracts		(3,734,626)
Change in net assets resulting from operations		$740,566
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 7/31/2015	Year Ended 1/31/2015
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,475,192	$8,095,945
Net realized gain (loss) on investments and futures contracts	(1,066,923)	7,021,170
Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,667,703)	(1,344,459)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	740,566	13,772,656
Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(5,789,322)	(8,408,237)
Service Shares	(672,196)	(684,420)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(6,461,518)	(9,092,657)
Share Transactions:
Proceeds from sale of shares	25,579,964	32,338,163
Proceeds from shares issued in connection with the tax-free transfer of assets from Federated GNMA Trust	—	272,891,847
Net asset value of shares issued to shareholders in payment of distributions declared	5,188,215	6,619,034
Cost of shares redeemed	(54,034,162)	(131,659,371)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(23,265,983)	180,189,673
Change in net assets	(28,986,935)	184,869,672
Net Assets:
Beginning of period	559,209,997	374,340,325
End of period (including undistributed (distributions in excess of) net investment income of $(1,956,541) and $29,785, respectively)	$530,223,062	$559,209,997
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
July 31, 2015 (unaudited)
1. ORGANIZATION
Federated Government Income Trust (the “Fund”) (formerly, Federated Income Trust) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers two classes of shares: Institutional Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is current income.
On January 23, 2015, the Fund acquired all of the net assets of Federated GNMA Trust (the “Acquired Fund”), an open-end investment company in a tax-free reorganization in exchange for shares of the Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders on January 6, 2015. The purpose of the transaction was to combine two portfolios with comparable investment objectives and strategies. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from the Acquired Fund was carried forward to align ongoing reporting of the Fund's realized gains and losses with amounts distributable to shareholders for tax purposes.
For every one share of Federated GNMA Trust, Institutional Shares exchanged, a shareholder received 1.068 shares of the Fund's Institutional Shares.
For every one share of Federated GNMA Trust, Service Shares exchanged, a shareholder received 1.068 shares of the Fund's Service Shares.
The Fund received net assets from Federated GNMA Trust as the result of the tax-free reorganization as follows:
Shares of the Fund Issued	Federated GNMA Trust Net Assets Received	Unrealized Appreciation[1]	Net Assets of the Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
26,149,568	$272,891,847	$8,548,585	$286,325,160	$559,217,007
1	Unrealized Appreciation is included in the Acquired Fund Net Assets Received amount shown above.

Assuming the acquisition had been completed on February 1, 2014, the beginning of the annual reporting period of the Fund, the Fund's pro forma results of operations for the year ended January 31, 2015, were as follows:
Net investment income*	$15,393,406
Net realized and unrealized gain on investments	$9,263,444
Net increase in net assets resulting from operations	$24,656,850
*	Net investment income includes $137,056 of pro forma eliminated expenses.
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amount of earnings of the Acquired Fund that have been included in the Fund's Statement of Changes as of January 31, 2015.
Semi-Annual Shareholder Report

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review
Semi-Annual Shareholder Report

of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Repurchase agreements are subject to Master Netting Agreements which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated above, the cash or securities to be repurchased, as shown on the Portfolio of Investments, exceeds the repurchase price to be paid under the agreement reducing the net settlement amount to zero.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that Institutional Shares and Service Shares may bear distribution services fees and other service fees unique to those classes.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Institutional Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended July 31, 2015, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Institutional Shares	$213,098	$(165,836)
Service Shares	75,083	(8,487)
TOTAL	$288,181	$(174,323)
Premium and Discount Amortization/ Paydown Gains and Losses
All premiums and discounts on fixed-income securities, other than mortgage-backed securities, are amortized/accreted using the effective-interest-rate method. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended July 31, 2015, the Fund did not have a liability for any uncertain tax positions. The Fund
Semi-Annual Shareholder Report

recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of July 31, 2015, tax years 2012 through 2015 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities which is shown as Restricted Cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of long and short futures contracts held by the Fund throughout the period was $13,150,313 and $32,992,299, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to manage duration and yield curve risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased options held by the Fund throughout the period was $34,676. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liability
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for daily variation margin	$122,109*
*	Includes cumulative depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended July 31, 2015
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures	Purchased Option Contracts	Total
Interest rate contracts	$(43,497)	$70,057	$26,560

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures	Purchased Option Contracts	Total
Interest rate contracts	$1,120,044	$(8,640)	$1,111,404
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies Investment Company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 7/31/2015		Year Ended 1/31/2015
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	2,281,383	$23,704,747	2,531,646	$26,127,333
Shares issued in connection with the tax-free transfer of assets from Federated GNMA Trust	—	—	22,563,350	235,490,171
Shares issued to shareholders in payment of distributions declared	442,679	4,593,873	584,031	6,032,248
Shares redeemed	(4,646,056)	(48,182,212)	(11,964,310)	(123,548,100)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,921,994)	$(19,883,592)	13,714,717	$144,101,652

	Six Months Ended 7/31/2015		Year Ended 1/31/2015
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	180,865	$1,875,217	601,456	$6,210,830
Shares issued in connection with the tax-free transfer of assets from Federated GNMA Trust	—	—	3,586,218	37,401,676
Shares issued to shareholders in payment of distributions declared	57,270	594,342	56,787	586,786
Shares redeemed	(564,363)	(5,851,950)	(786,163)	(8,111,271)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(326,228)	$(3,382,391)	3,458,298	$36,088,021
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(2,248,222)	$(23,265,983)	17,173,015	$180,189,673
4. FEDERAL TAX INFORMATION
At July 31, 2015, the cost of investments for federal tax purposes was $659,163,158. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $7,460,848. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,540,418 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,079,570.
At January 31, 2015, the Fund had a capital loss carryforward of $11,394,684 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
Semi-Annual Shareholder Report

The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$7,067,913	$1,825,019	$8.892,932
2016	$1,503,457	NA	$1,503,457
2019	$998,295	NA	$998,295
As a result of the tax-free transfer of assets from Federated GNMA Trust the use of certain capital loss carryforwards listed above may be limited.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.40% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below, plus certain out-of-pocket expenses:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended July 31, 2015, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Service Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at 0.05% of average daily net assets, annually, to compensate FSC. Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For six months ended July 31, 2015, the Fund's Service Shares did not incur a distribution service fee; however, it may begin to incur this fee upon approval of the Trustees.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended July 31, 2015, FSSC received $12,489 and reimbursed $174,323 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding expenses allocated from partnerships, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Institutional Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.62% and 0.82% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) April 1, 2016; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
General
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. Such expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations and dollar-roll transactions, for the six months ended July 31, 2015, were as follows:
Purchases	$20,612,452
Sales	$101,320
7. LINE OF CREDIT
The Fund participates in a $100,000,000 unsecured, uncommitted revolving line of credit (LOC) agreement with PNC Bank. The LOC was made available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate offered to the Fund by PNC Bank at the time of the borrowing. As of July 31, 2015, there were no outstanding loans. During the six months ended July 31, 2015, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of July 31, 2015, there were no outstanding loans. During the six months ended July 31, 2015, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 to July 31, 2015.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 2/1/2015	Ending Account Value 7/31/2015	Expenses Paid During Period[1]
Actual:
Institutional Shares	$1,000	$1,001.40	$3.08
Service Shares	$1,000	$1,000.40	$4.07
Hypothetical (assuming a 5% return before expenses):
Institutional Shares	$1,000	$1,021.72	$3.11
Service Shares	$1,000	$1,020.73	$4.11
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Institutional Shares	0.62%
Service Shares	0.82%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2015
Federated Government Income Trust (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board reviewed and approved at its May 2015 meetings the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment on whether to continue the existing arrangements.
In this connection, the Federated Funds' Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Evaluation”). The Board considered that Evaluation, along with other information, in deciding to approve the advisory contract.
The Board is also familiar with and considered judicial decisions concerning allegedly excessive investment advisory fees, which have indicated that the following factors may be relevant to an Adviser's fiduciary duty with respect to its receipt of compensation from a fund: the nature and quality of the services provided by the Adviser to a fund and its shareholders, including the performance and expenses of the fund and of comparable funds; the Adviser's cost of providing the services, including the profitability to the Adviser of providing advisory services to a fund; the extent to which the Adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; any “fall-out financial benefits” that accrue to the Adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of the Adviser for services rendered to a fund); comparative fee structures, including a comparison of fees paid to the Adviser with those paid by similar funds; and the extent of care, conscientiousness and independence with which the Board members perform their duties and their expertise, including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees. The Board noted that SEC disclosure requirements regarding the basis for the Board's approval of the Fund's advisory contract generally track the factors listed above. Consistent with these judicial decisions and SEC disclosure requirements, the Board also considered management fees
Semi-Annual Shareholder Report

charged to institutional and other clients of the Adviser for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these circumstances in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds, and was assisted in its deliberations by independent legal counsel. Throughout the year, and in connection with its May meetings, the Board requested and received substantial and detailed information about the Fund and the Federated organization that was in addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation. Federated provided much of this information at each regular meeting of the Board, and furnished additional substantial information in connection with the May meeting at which the Board's formal review of the advisory contract occurred. At this May meeting, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. Thus, the Board's consideration of the advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short- and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in relationship to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate), and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the funds; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated family of funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in
Semi-Annual Shareholder Report

the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates and total expense ratios relative to a fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle in fact chosen and maintained by the Fund's investors. The range of their fees and expenses therefore appears to be a relevant indicator of what consumers have found to be reasonable in the precise marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was below the median of the relevant peer group and that it was satisfied that the overall expense structure of the Fund remained competitive.
By contrast, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated family of funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The Senior Officer did not consider these fee schedules to be determinative in judging the appropriateness of mutual fund advisory fees.
The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program, which in turn was one of the Board's considerations in reaching a conclusion that the nature, extent, and quality of the Adviser's investment management services were such as to warrant continuation of the advisory contract.
Semi-Annual Shareholder Report

The Senior Officer reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being undertaken by the Adviser. The Board will continue to monitor these efforts and the performance of the Fund in the context of the other factors considered relevant by the Board.
The Board also received financial information about Federated, including information regarding the compensation and benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future, where appropriate. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers.
In addition, over the past two years, following discussions regarding the Senior Officer's recommendations, Federated made meaningful reductions to the contractual advisory fees for several Funds. At the Board meeting in May 2015, following previous recommendations of the Senior Officer, Federated proposed, and the Board approved, reductions in the contractual advisory fees of certain other Funds.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single
Semi-Annual Shareholder Report

change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing profitability information for Federated to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Funds.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. The Board considered in this regard that the Adviser has made significant and long-term investments in areas that support all of the Federated family of funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit, and risk management functions; and systems technology; and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be enjoyed by the fund family as a whole. Federated, as it does throughout the year, and again in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints or to apply breakpoints at higher levels and should not be viewed to determining the appropriateness of advisory fees, because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as the fund attains a certain size.
The Senior Officer noted that, subject to the comments and recommendations made within his Evaluation, his observations and the information accompanying the Evaluation supported a finding by the Board that the management fees for each of the funds were reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having
Semi-Annual Shareholder Report

invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the advisory contract was appropriate.
The Board based its decision to approve the advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

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Federated Government Income Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314199100
CUSIP 314199209
8082203 (9/15)
Federated is a registered trademark of Federated Investors, Inc.
2015 ©Federated Investors, Inc.

Item 2. Code of Ethics

Not Applicable

Item 3. Audit Committee Financial Expert

Not Applicable

Item 4. Principal Accountant Fees and Services

Not Applicable

Item 5. Audit Committee of Listed Registrants

Not Applicable

Item 6. Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10. Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11. Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date September 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date September 23, 2015